Leases - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Analyzed into:
Current portion	$ (3,558)	$ (3,563)
Non-current portion	(44,444)	(20,039)
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1, 2023	(23,602)
Additions	(26,208)
Accretion of interest recognized during the period	(609)
Payments	2,947
Exchange realignment	(530)
Carrying amount at June 30, 2023	(48,002)
Analyzed into:
Current portion	(3,558)
Non-current portion	(44,444)
Total	$ (48,002)	$ (23,602)